Recently Issued Accounting Pronouncements	12 Months Ended
Jun. 30, 2012
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Note 2. Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance will be effective for the Company beginning in the first quarter of fiscal 2014. The adoption of this guidance may expand existing disclosure requirements, which the Company is currently evaluating.

In June 2011, the FASB issued amended guidance on the presentation of comprehensive income. The amended guidance eliminates one of the presentation options provided by current U.S. GAAP that is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, it gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has included a new separate consolidated statement of comprehensive income (loss) to reflect the retrospective effect of adopting the amended guidance.